Shareholder Report	1 Months Ended	12 Months Ended
	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Nicholas II, Inc.
Entity Central Index Key		0000723455
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Nicholas II, Inc. | Class I
Shareholder Report [Line Items]
Fund Name	Nicholas II, Inc.
Class Name	Class I
Trading Symbol	NCTWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nicholas II, Inc. (the "Fund") - Class I (the "Class") for the period of October 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com/FundMaterials
Expenses [Text Block]
What Were the Portfolio Costs for the Last Month?(*)
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Class I	$60	0.61%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.61%
Expenses Short Period Footnote [Text Block]	The Fund changed its fiscal year end to October 31 during the period. The period is from October 1, 2025 to October 31, 2025. Expenses for a 12-month reporting period would be higher.
Factors Affecting Performance [Text Block]
How Did the Fund Perform Last Year and What Affected its Performance?

For the one-month period ended October 31, 2025, the Fund's Class I returned -2.15%.

Positioning

The Fund is typically exposed to more stable growth companies relative to its benchmark, the Russell Midcap Growth Index. With this positioning, the Fund can lag in strong equity returns environments.

Performance

The Fund's Class I posted a negative return during the period, underperforming relative to its benchmark. Overall equity market returns were concentrated within sectors and securities experiencing tailwinds from the artificial intelligence (AI) and crypto booms. Stable growth companies, examples of which are held in the Fund, experienced multiple compression despite reasonably strong earnings and cash flow growth. Accommodative monetary policy from the Federal Reserve, which began reducing its fed funds target rate again in September after pausing since December 2024, also led to the outperformance of interest rate-sensitive areas such as industrials during the period.

What factors influenced performance?

The period can be characterized as what the investment team would deem a "risk on" environment led by lower quality companies, many of which are cyclical in nature with less predictable or limited earnings growth and cash flow generation, characteristics which the Fund seeks to avoid in its holdings.

Top Contributors:

The largest contributors to the Fund's performance were a sector underweight within the communication services sector and a sector overweight within the information technology sector.

Individual name contributors (contribution to return basis):

  Mettler-Toledo International (MTD)

  Zscaler, Inc. (ZS)

  MongoDB, Inc. Class A (MDB)

Top Detractors:

Negative security selection within the industrials and information technology sectors detracted from the Fund's performance.

Individual name detractors (contribution to return basis):

  CoStar Group, Inc. (CSGP)

  O'Reilly Automotive, Inc. (ORLY)

  Chipotle Mexican Grill, Inc. (CMG)

Investment approaches cycle in and out of favor, and a focus on quality businesses with sustainable competitive advantages while remaining cognizant of the price paid has been out of favor since the market bottom of October 2022. We remain focused on owning what we believe are high-quality growth companies with sustainable competitive advantages, consistent revenue and earnings growth, strong balance sheets, capable management teams, and that are trading at reasonable valuations.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
As of October 31, 2025
	1 Month	1 Year	5 Years	10 Years
Nicholas II, Inc. - Class I	-2.15%	-1.52%	7.80%	9.17%
Russell 3000 Index	2.14%	20.81%	16.74%	14.08%
Russell Midcap Growth Index	-0.28%	19.59%	11.17%	12.65%
Russell Midcap Index	-0.83%	10.79%	12.33%	10.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.
Net Assets	$ 999,820,199	$ 999,820,199
Holdings Count | shares	70	70
Advisory Fees Paid, Amount	$ 448,716
Investment Company, Portfolio Turnover	0.32%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of October 31, 2025
Net Assets	$999,820,199
Number of Portfolio Holdings	70
Portfolio Turnover Rate	0.32%
Total Advisory Fees Paid	$448,716

Holdings [Text Block]
Top Ten Equity Holdings
As of October 31, 2025
Name	Percentage of Net Assets
Zscaler, Inc.	2.54%
Vulcan Materials Company	2.43%
PTC Inc.	2.36%
Teledyne Technologies Incorporated	2.31%
CBRE Group, Inc. Class A	2.30%
O'Reilly Automotive, Inc.	2.29%
AMETEK, Inc.	2.29%
Dynatrace, Inc.	2.22%
Mettler-Toledo International Inc.	2.12%
TransUnion	2.05%
Total of top ten	22.91%
Sector Diversification (As a Percentage of Total Investments)
As of October 31, 2025

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of October 31, 2025
Name	Percentage of Net Assets
Zscaler, Inc.	2.54%
Vulcan Materials Company	2.43%
PTC Inc.	2.36%
Teledyne Technologies Incorporated	2.31%
CBRE Group, Inc. Class A	2.30%
O'Reilly Automotive, Inc.	2.29%
AMETEK, Inc.	2.29%
Dynatrace, Inc.	2.22%
Mettler-Toledo International Inc.	2.12%
TransUnion	2.05%
Total of top ten	22.91%

Material Fund Change [Text Block]
How Has the Fund Changed?

Changes in fiscal and tax year end: Effective October 1, 2025, the Fund's fiscal and tax year ends changed from September 30 to October 31. The Fund continued to follow its September 30 regulatory reporting schedule through September 30, 2025, after which it prepared this annual report for the 1-month period ended October 31, 2025.

Nicholas II, Inc. | Class N
Shareholder Report [Line Items]
Fund Name	Nicholas II, Inc.
Class Name	Class N
Trading Symbol	NNTWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nicholas II, Inc. (the "Fund") - Class N (the "Class") for the period of October 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com/FundMaterials
Expenses [Text Block]
What Were the Portfolio Costs for the Last Month?(*)
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Class N	$91	0.92%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.92%
Expenses Short Period Footnote [Text Block]	The Fund changed its fiscal year end to October 31 during the period. The period is from October 1, 2025 to October 31, 2025. Expenses for a 12-month reporting period would be higher.
Factors Affecting Performance [Text Block]
How Did the Fund Perform Last Year and What Affected its Performance?

For the one-month period ended October 31, 2025, the Fund's Class N returned -2.18%.

Positioning

The Fund is typically exposed to more stable growth companies relative to its benchmark, the Russell Midcap Growth Index. With this positioning, the Fund can lag in strong equity returns environments.

Performance

The Fund's Class N posted a negative return during the period, underperforming relative to its benchmark. Overall equity market returns were concentrated within sectors and securities experiencing tailwinds from the artificial intelligence (AI) and crypto booms. Stable growth companies, examples of which are held in the Fund, experienced multiple compression despite reasonably strong earnings and cash flow growth. Accommodative monetary policy from the Federal Reserve, which began reducing its fed funds target rate again in September after pausing since December 2024, also led to the outperformance of interest rate-sensitive areas such as industrials during the period.

What factors influenced performance?

The period can be characterized as what the investment team would deem a "risk on" environment led by lower quality companies, many of which are cyclical in nature with less predictable or limited earnings growth and cash flow generation, characteristics which the Fund seeks to avoid in its holdings.

Top Contributors:

The largest contributors to the Fund's performance were a sector underweight within the communication services sector and a sector overweight within the information technology sector.

Individual name contributors (contribution to return basis):

  Mettler-Toledo International (MTD)

  Zscaler, Inc. (ZS)

  MongoDB, Inc. Class A (MDB)

Top Detractors:

Negative security selection within the industrials and information technology sectors detracted from the Fund's performance.

Individual name detractors (contribution to return basis):

  CoStar Group, Inc. (CSGP)

  O'Reilly Automotive, Inc. (ORLY)

  Chipotle Mexican Grill, Inc. (CMG)

Investment approaches cycle in and out of favor, and a focus on quality businesses with sustainable competitive advantages while remaining cognizant of the price paid has been out of favor since the market bottom of October 2022. We remain focused on owning what we believe are high-quality growth companies with sustainable competitive advantages, consistent revenue and earnings growth, strong balance sheets, capable management teams, and that are trading at reasonable valuations.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
As of October 31, 2025
	1 Month	1 Year	5 Years	10 Years
Nicholas II, Inc. - Class N	-2.18%	-1.85%	7.46%	8.82%
Russell 3000 Index	2.14%	20.81%	16.74%	14.08%
Russell Midcap Growth Index	-0.28%	19.59%	11.17%	12.65%
Russell Midcap Index	-0.83%	10.79%	12.33%	10.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.
Net Assets	$ 999,820,199	$ 999,820,199
Holdings Count | shares	70	70
Advisory Fees Paid, Amount	$ 448,716
Investment Company, Portfolio Turnover	0.32%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of October 31, 2025
Net Assets	$999,820,199
Number of Portfolio Holdings	70
Portfolio Turnover Rate	0.32%
Total Advisory Fees Paid	$448,716

Holdings [Text Block]
Top Ten Equity Holdings
As of October 31, 2025
Name	Percentage of Net Assets
Zscaler, Inc.	2.54%
Vulcan Materials Company	2.43%
PTC Inc.	2.36%
Teledyne Technologies Incorporated	2.31%
CBRE Group, Inc. Class A	2.30%
O'Reilly Automotive, Inc.	2.29%
AMETEK, Inc.	2.29%
Dynatrace, Inc.	2.22%
Mettler-Toledo International Inc.	2.12%
TransUnion	2.05%
Total of top ten	22.91%
Sector Diversification (As a Percentage of Total Investments)
As of October 31, 2025

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of October 31, 2025
Name	Percentage of Net Assets
Zscaler, Inc.	2.54%
Vulcan Materials Company	2.43%
PTC Inc.	2.36%
Teledyne Technologies Incorporated	2.31%
CBRE Group, Inc. Class A	2.30%
O'Reilly Automotive, Inc.	2.29%
AMETEK, Inc.	2.29%
Dynatrace, Inc.	2.22%
Mettler-Toledo International Inc.	2.12%
TransUnion	2.05%
Total of top ten	22.91%

Material Fund Change [Text Block]
How Has the Fund Changed?

Changes in fiscal and tax year end: Effective October 1, 2025, the Fund's fiscal and tax year ends changed from September 30 to October 31. The Fund continued to follow its September 30 regulatory reporting schedule through September 30, 2025, after which it prepared this annual report for the 1-month period ended October 31, 2025.